Shares in group companies	12 Months Ended
Dec. 31, 2020
Aegon N.V [member]
Statement [LineItems]
Shares in group companies
8 Shares in group companies

	2020	2019
At January 1	25,037	22,099
Restated opening balance 1)	-	(10)
At January 1 (restated)	25,037	22,089
Capital contributions and acquisitions	96	231
Divestments and capital repayments	-	(6)
Dividend received	(735)	(872)
Net income / (loss) for the financial year	-	1,376
Revaluations	448	2,219
At December 31	24,846	25,037

1
Amounts have been restated to reflect the voluntary change in accounting policies related to deferred cost of reinsurance (DCoR) adopted by Aegon effective January 1, 2020. Refer to note 2 Significant accounting policies for details about this change.

For a list of names and locations of the most important group companies, refer to note 49 Group companies of the consolidated financial statements of the Group. The legally required list of participations as set forth in article 379 of Book 2 of the Netherlands Civil Code has been registered with the Commercial Register of The  Hague.